UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 5 ETF (TDSA)

Cabana Target Drawdown 7 ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Drawdown 13 ETF (TDSD)

Cabana Target Drawdown 16 ETF (TDSE)

Cabana Target Leading Sector Aggressive ETF (CLSA)

Cabana Target Leading Sector Conservative ETF (CLSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

Semi-Annual Report

October 31, 2023

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2023 (Unaudited)

i

Exchange Listed Funds Trust TABLE OF CONTENTS (Concluded)	October 31, 2023 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.cabanaetfs.com. Please read a Fund’s prospectus carefully before you invest.

All investment strategies have different degrees of risk and the corresponding potential for profit or loss. Asset allocation and diversification will not necessarily improve returns and cannot eliminate the risk of investment losses. “Target Drawdown” is merely a descriptive term used to describe the general strategy and objective of the portfolio, it is not a guarantee, nor should it be construed to suggest safety or protection from loss. There is no guarantee that portfolio performance will remain consistent with the targeted drawdown parameter. While risk tolerance and targeted “drawdown” are identified on the front end for each portfolio, Cabana’s algorithm does not take any one client’s situation into account and there is no guarantee that Cabana’s strategies will be suitable for any investor. Investors and advisors should not simply rely on the name of any portfolio to determine what is suitable.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) except for the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF, each of which may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on The Nasdaq Stock Market LLC (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

ii

Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.5%
FIXED INCOME — 99.5%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	30,469	$3,051,775
iShares 0-3 Month Treasury Bond ETF(b)	30,304	3,051,613
		6,103,388
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,089,156)		6,103,388

SHORT-TERM INVESTMENTS — 0.6%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	34,394	34,394
TOTAL SHORT-TERM INVESTMENTS (Cost $34,394)		34,394
TOTAL INVESTMENTS — 100.1% (Cost $6,123,550)		6,137,782
Liabilities in Excess of Other Assets — (0.1)%		(5,795)
TOTAL NET ASSETS — 100.0%		$6,131,987

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 5 ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.5%
Total Exchange-Traded Funds	99.5%
Short-Term Investments	0.6%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.9%
FIXED INCOME — 98.9%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	484,292	$48,506,687
iShares 0-3 Month Treasury Bond ETF(b)	481,638	48,500,946
		97,007,633
TOTAL EXCHANGE-TRADED FUNDS (Cost $96,704,759)		97,007,633

SHORT-TERM INVESTMENTS — 1.1%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	1,126,790	1,126,790
TOTAL SHORT-TERM INVESTMENTS (Cost $1,126,790)		1,126,790
TOTAL INVESTMENTS — 100.0% (Cost $97,831,549)		98,134,423
Liabilities in Excess of Other Assets — (0.0)%		(52,327)
TOTAL NET ASSETS — 100.0%		$98,082,096

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	98.9%
Total Exchange-Traded Funds	98.9%
Short-Term Investments	1.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.1%
FIXED INCOME — 99.1%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	1,462,352	$146,469,177
iShares 0-3 Month Treasury Bond ETF(b)	1,454,361	146,454,153
		292,923,330
TOTAL EXCHANGE-TRADED FUNDS (Cost $292,234,053)		292,923,330

SHORT-TERM INVESTMENTS — 0.9%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	2,722,875	2,722,875
TOTAL SHORT-TERM INVESTMENTS (Cost $2,722,875)		2,722,875
TOTAL INVESTMENTS — 100.0% (Cost $294,956,928)		295,646,205
Liabilities in Excess of Other Assets — (0.0)%		(164,784)
TOTAL NET ASSETS — 100.0%		$295,481,421

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF(a)	$45,293,510	$1,768,366	$(44,973,749)	$(2,654,468)	$566,341	$—	—	$—	$—
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	30,445,122	147,224	(30,821,887)	377,854	(148,313)	—	—	—	—
Total	$75,738,632	$1,915,590	$(75,795,636)	$(2,276,614)	$418,028	$—	—	$—	$—

(a)   Security is no longer affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.1%
Total Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.2%
FIXED INCOME — 99.2%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	358,951	$35,952,532
iShares 0-3 Month Treasury Bond ETF(b)	356,964	35,946,275
		71,898,807
TOTAL EXCHANGE-TRADED FUNDS (Cost $71,731,103)		71,898,807

SHORT-TERM INVESTMENTS — 0.9%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	637,039	637,039
TOTAL SHORT-TERM INVESTMENTS (Cost $637,039)		637,039
TOTAL INVESTMENTS — 100.1% (Cost $72,368,142)		72,535,846
Liabilities in Excess of Other Assets — (0.1)%		(41,186)
TOTAL NET ASSETS — 100.0%		$72,494,660

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.2%
Total Exchange-Traded Funds	99.2%
Short-Term Investments	0.9%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.3%
FIXED INCOME — 99.3%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	244,862	$24,525,378
iShares 0-3 Month Treasury Bond ETF(b)	243,516	24,522,062
		49,047,440
TOTAL EXCHANGE-TRADED FUNDS (Cost $48,932,259)		49,047,440

SHORT-TERM INVESTMENTS — 0.8%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	381,683	381,683
TOTAL SHORT-TERM INVESTMENTS (Cost $381,683)		381,683
TOTAL INVESTMENTS — 100.1% (Cost $49,313,942)		49,429,123
Liabilities in Excess of Other Assets — (0.1)%		(28,115)
TOTAL NET ASSETS — 100.0%		$49,401,008

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.3%
Total Exchange-Traded Funds	99.3%
Short-Term Investments	0.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.5%
FIXED INCOME — 98.5%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	212,748	$21,308,840
iShares 0-3 Month Treasury Bond ETF(b)	211,595	21,307,617
		42,616,457
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,497,672)		42,616,457

SHORT-TERM INVESTMENTS — 1.6%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	678,982	678,982
TOTAL SHORT-TERM INVESTMENTS (Cost $678,982)		678,982
TOTAL INVESTMENTS — 100.1% (Cost $43,176,654)		43,295,439
Liabilities in Excess of Other Assets — (0.1)%		(22,832)
TOTAL NET ASSETS — 100.0%		$43,272,607

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	98.5%
Total Exchange-Traded Funds	98.5%
Short-Term Investments	1.6%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.4%
FIXED INCOME — 98.4%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	132,521	$13,273,303
iShares 0-3 Month Treasury Bond ETF(b)	131,796	13,271,857
		26,545,160
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,465,048)		26,545,160

SHORT-TERM INVESTMENTS — 1.7%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	459,050	459,050
TOTAL SHORT-TERM INVESTMENTS (Cost $459,050)		459,050
TOTAL INVESTMENTS — 100.1% (Cost $26,924,098)		27,004,210
Liabilities in Excess of Other Assets — (0.1)%		(13,992)
TOTAL NET ASSETS — 100.0%		$26,990,218

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	98.4%
Total Exchange-Traded Funds	98.4%
Short-Term Investments	1.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.7%
FIXED INCOME — 98.7%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	520,452	$52,128,472
iShares 0-3 Month Treasury Bond ETF(b)	517,590	52,121,313
		104,249,785
TOTAL EXCHANGE-TRADED FUNDS (Cost $103,968,489)		104,249,785

SHORT-TERM INVESTMENTS — 1.4%
Invesco Government & Agency Portfolio — Institutional Class, 5.27%(c)	1,458,125	1,458,125
TOTAL SHORT-TERM INVESTMENTS (Cost $1,458,125)		1,458,125
TOTAL INVESTMENTS — 100.1% (Cost $105,426,614)		105,707,910
Liabilities in Excess of Other Assets — (0.1)%		(63,702)
TOTAL NET ASSETS — 100.0%		$105,644,208

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.

(b)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(c)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	98.7%
Total Exchange-Traded Funds	98.7%
Short-Term Investments	1.4%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2023 (Unaudited)
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
Assets:
Investments, at value	$6,137,782	$98,134,423	$295,646,205	$72,535,846
Dividends receivable	570	4,840	11,868	2,813
Total Assets	6,138,352	98,139,263	295,658,073	72,538,659

Liabilities:
Advisory fee payable	6,365	57,167	176,652	43,999
Total Liabilities	6,365	57,167	176,652	43,999

Net Assets	$6,131,987	$98,082,096	$295,481,421	$72,494,660

Net Assets Consist of:
Paid-in capital	$15,065,740	$182,762,890	$521,443,594	$183,967,421
Distributable earnings (loss)	(8,933,753)	(84,680,794)	(225,962,173)	(111,472,761)
Net Assets	$6,131,987	$98,082,096	$295,481,421	$72,494,660

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	300,000	4,725,000	13,525,000	3,375,000
Net Asset Value, Offering and Redemption Price Per Share	$20.44	$20.76	$21.85	$21.48
Investments, at cost	$6,123,550	$97,831,549	$294,956,928	$72,368,142

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	October 31, 2023 (Unaudited)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
Assets:
Investments, at value	$49,429,123	$43,295,439	$27,004,210	$105,707,910
Dividends receivable	1,658	3,021	2,040	6,474
Investment securities sold receivable	—	—	—	487,009
Total Assets	49,430,781	43,298,460	27,006,250	106,201,393

Liabilities:
Advisory fee payable	29,773	25,853	16,032	63,585
Capital shares payable	—	—	—	493,600
Total Liabilities	29,773	25,853	16,032	557,185

Net Assets	$49,401,008	$43,272,607	$26,990,218	$105,644,208

Net Assets Consist of:
Paid-in capital	$114,242,407	$212,412,615	$50,960,432	$133,896,955
Distributable earnings (loss)	(64,841,399)	(169,140,008)	(23,970,214)	(28,252,747)
Net Assets	$49,401,008	$43,272,607	$26,990,218	$105,644,208

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,275,000	2,350,000	1,400,000	5,350,000
Net Asset Value, Offering and Redemption Price Per Share	$21.71	$18.41	$19.28	$19.75
Investments, at cost	$49,313,942	$43,176,654	$26,924,098	$105,426,614

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS of OPERATIONS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)
Investment Income:
Dividends	$246,961	$2,033,015	$5,142,473	$1,298,768
Securities lending Income (net)	1,591	11,451	10,974	9,776
Total Investment Income	248,552	2,044,466	5,153,447	1,308,544

Expenses:
Advisory fees	63,418	490,496	1,496,330	409,770
Total Expenses	63,418	490,496	1,496,330	409,770
Less fees waived:
Waiver	(15,254)	(112,046)	(342,626)	(95,476)
Net Expenses	48,164	378,450	1,153,704	314,294
Net Investment Income (Loss)	200,388	1,666,016	3,999,743	994,250

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(288,146)	(2,158,237)	(4,587,148)	(58,223)
Affiliated investments	—	—	(1,963,664)	—
Unaffiliated in-kind redemptions	106,046	531,169	1,629,731	799,059
Affiliated in-kind redemptions	—	—	(312,950)	—
Net realized gain (loss)	(182,100)	(1,627,068)	(5,234,031)	740,836
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(26,571)	(188,107)	(1,534,817)	(564,554)
Affiliated Investments	—	—	418,028	—
Net change in unrealized appreciation (depreciation)	(26,571)	(188,107)	(1,116,789)	(564,554)
Net realized and unrealized gain (loss)	(208,671)	(1,815,175)	(6,350,820)	176,282
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,283)	$(149,159)	$(2,351,077)	$1,170,532
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)
Investment Income:
Dividends	$864,464	$830,135	$529,047	$1,842,388
Securities lending Income (net)	2,395	1,005	1,181	2,769
Total Investment Income	866,859	831,140	530,228	1,845,157

Expenses:
Advisory fees	283,097	241,511	140,284	548,285
Total Expenses	283,097	241,511	140,284	548,285
Less fees waived:
Waiver	(63,360)	(46,784)	(31,517)	(118,480)
Net Expenses	219,737	194,727	108,767	429,805
Net Investment Income (Loss)	647,122	636,413	421,461	1,415,352

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,235,454)	(1,831,728)	(579,115)	(5,700,541)
In-kind redemptions	158,338	(43,115)	312,483	803,500
Net realized gain (loss)	(1,077,116)	(1,874,843)	(266,632)	(4,897,041)
Net change in unrealized appreciation (depreciation) on:
Investments	(395,134)	(42,436)	(27,341)	(310,974)
Net change in unrealized appreciation (depreciation)	(395,134)	(42,436)	(27,341)	(310,974)
Net realized and unrealized gain (loss)	(1,472,250)	(1,917,279)	(293,973)	(5,208,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(825,128)	$(1,280,866)	$127,488	$(3,792,663)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Drawdown 5 ETF		Cabana Target Drawdown 7 ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$200,388	$382,944	$1,666,016	$2,690,278
Net realized gain (loss)	(182,100)	(3,540,091)	(1,627,068)	(24,704,115)
Change in net unrealized appreciation (depreciation)	(26,571)	1,126,169	(188,107)	9,319,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,283)	(2,030,978)	(149,159)	(12,694,361)

Distributions to Shareholders	(243,453)	(386,366)	(1,761,702)	(3,033,342)

Capital Share Transactions:
Proceeds from shares issued	—	32,889,658	3,629,844	171,081,222
Cost of shares redeemed	(16,043,115)	(42,643,950)	(58,784,328)	(256,294,393)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,043,115)	(9,754,292)	(55,154,484)	(85,213,171)
Total Increase (Decrease) in Net Assets	(16,294,851)	(12,171,636)	(57,065,345)	(100,940,874)

Net Assets:
Beginning of period	22,426,838	34,598,474	155,147,441	256,088,315
End of period	$6,131,987	$22,426,838	$98,082,096	$155,147,441

Change in Shares Outstanding:
Shares outstanding, beginning of period	1,075,000	1,525,000	7,350,000	11,300,000
Shares issued	—	1,500,000	175,000	7,800,000
Shares redeemed	(775,000)	(1,950,000)	(2,800,000)	(11,750,000)
Shares outstanding, end of period	300,000	1,075,000	4,725,000	7,350,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 10 ETF		Cabana Target Drawdown 13 ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$3,999,743	$7,962,238	$994,250	$2,455,363
Net realized gain (loss)	(5,234,031)	(82,740,895)	740,836	(33,524,557)
Change in net unrealized appreciation (depreciation)	(1,116,789)	31,004,857	(564,554)	16,497,333
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,351,077)	(43,773,800)	1,170,532	(14,571,861)

Distributions to Shareholders	(2,960,226)	(10,745,721)	(739,171)	(3,017,556)

Capital Share Transactions:
Proceeds from shares issued	6,151,662	512,312,915	—	155,445,063
Cost of shares redeemed	(167,082,540)	(778,112,147)	(63,852,770)	(279,640,639)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(160,930,878)	(265,799,232)	(63,852,770)	(124,195,576)
Total Increase (Decrease) in Net Assets	(166,242,181)	(320,318,753)	(63,421,409)	(141,784,993)

Net Assets:
Beginning of period	461,723,602	782,042,355	135,916,069	277,701,062
End of period	$295,481,421	$461,723,602	$72,494,660	$135,916,069

Change in Shares Outstanding:
Shares outstanding, beginning of period	20,825,000	32,675,000	6,325,000	11,950,000
Shares issued	275,000	22,125,000	—	6,950,000
Shares redeemed	(7,575,000)	(33,975,000)	(2,950,000)	(12,575,000)
Shares outstanding, end of period	13,525,000	20,825,000	3,375,000	6,325,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 16 ETF		Cabana Target Leading Sector Aggressive ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$647,122	$1,774,945	$636,413	$2,318,941
Net realized gain (loss)	(1,077,116)	(16,574,843)	(1,874,843)	(36,324,865)
Change in net unrealized appreciation (depreciation)	(395,134)	7,423,017	(42,436)	7,254,305
Net Increase (Decrease) in Net Assets Resulting from Operations	(825,128)	(7,376,881)	(1,280,866)	(26,751,619)

Distributions to Shareholders	(471,586)	(2,226,152)	—	(2,346,488)

Capital Share Transactions:
Proceeds from shares issued	—	135,093,277	—	587,279,528
Cost of shares redeemed	(45,034,070)	(213,402,762)	(37,639,395)	(961,869,890)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(45,034,070)	(78,309,485)	(37,639,395)	(374,590,362)
Total Increase (Decrease) in Net Assets	(46,330,784)	(87,912,518)	(38,920,261)	(403,688,469)

Net Assets:
Beginning of period	95,731,792	183,644,310	82,192,868	485,881,337
End of period	$49,401,008	$95,731,792	$43,272,607	$82,192,868

Change in Shares Outstanding:
Shares outstanding, beginning of period	4,325,000	7,800,000	4,375,000	24,325,000
Shares issued	—	5,875,000	—	30,425,000
Shares redeemed	(2,050,000)	(9,350,000)	(2,025,000)	(50,375,000)
Shares outstanding, end of period	2,275,000	4,325,000	2,350,000	4,375,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Leading Sector Conservative ETF		Cabana Target Leading Sector Moderate ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$421,461	$2,557,476	$1,415,352	$743,580
Net realized gain (loss)	(266,632)	(9,762,604)	(4,897,041)	(2,297,794)
Change in net unrealized appreciation (depreciation)	(27,341)	4,143,589	(310,974)	1,654,882
Net Increase (Decrease) in Net Assets Resulting from Operations	127,488	(3,061,539)	(3,792,663)	100,668

Distributions to Shareholders	—	(2,775,823)	—	(972,965)

Capital Share Transactions:
Proceeds from shares issued	—	687,391,823	—	247,201,076
Cost of shares redeemed	(16,483,019)	(686,592,776)	(60,688,689)	(148,227,925)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,483,019)	799,047	(60,688,689)	98,973,151
Total Increase (Decrease) in Net Assets	(16,355,531)	(5,038,315)	(64,481,352)	98,100,854

Net Assets:
Beginning of period	43,345,749	48,384,064	170,125,560	72,024,706
End of period	$26,990,218	$43,345,749	$105,644,208	$170,125,560

Change in Shares Outstanding:
Shares outstanding, beginning of period	2,250,000	2,250,000	8,400,000	3,300,000
Shares issued	—	32,925,000	—	12,150,000
Shares redeemed	(850,000)	(32,925,000)	(3,050,000)	(7,050,000)
Shares outstanding, end of period	1,400,000	2,250,000	5,350,000	8,400,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Drawdown 5 ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
			2023	2022
Net Asset Value, beginning of period	$20.86		$22.69	$25.05	$24.99
Investment Activities
Net investment income (loss)(2)	0.27		0.30	0.23	0.20
Net realized and unrealized gain (loss)	(0.29)		(1.81)	(2.30)	0.01	(3)
Total from investment activities	(0.02)		(1.51)	(2.07)	0.21
Distributions to shareholders from:
Net investment income	(0.40)		(0.32)	(0.28)	(0.15)
Return of Capital	—		—	(0.01)	—
Total distributions	(0.40)		(0.32)	(0.29)	(0.15)
Net Asset Value, end of period	$20.44		$20.86	$22.69	$25.05
Total Return (%)	(0.08	)(4)	(6.68)	(8.39)	0.85	(4)
Total Return at Market Price (%)	(0.07	)(4)	(6.58)	(8.51)	0.85	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)	0.80	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.61	(6)	0.55	0.57	0.54	(6)
Net investment income (loss) (%)	2.53	(6)	1.36	0.91	1.36	(6)
Supplemental Data
Net Assets at end of period (000’s)	$6,132		$22,427	$34,598	$18,161
Portfolio turnover (%)(7)	194	(4)	1,061	335	516	(4)
Cabana Target Drawdown 7 ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
			2023	2022
Net Asset Value, beginning of period	$21.11		$22.66	$25.23	$24.98
Investment Activities
Net investment income (loss)(2)	0.29		0.29	0.38	0.25
Net realized and unrealized gain (loss)	(0.32)		(1.48)	(2.47)	0.11
Total from investment activities	(0.03)		(1.19)	(2.09)	0.36
Distributions to shareholders from:
Net investment income	(0.32)		(0.36)	(0.48)	(0.11)
Total distributions	(0.32)		(0.36)	(0.48)	(0.11)
Net Asset Value, end of period	$20.76		$21.11	$22.66	$25.23
Total Return (%)	(0.16	)(4)	(5.31)	(8.48)	1.45	(4)
Total Return at Market Price (%)	(0.11	)(4)	(5.29)	(8.62)	1.51	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)	0.80	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.62	(6)	0.55	0.57	0.54	(6)
Net investment income (loss) (%)	2.72	(6)	1.35	1.49	1.69	(6)
Supplemental Data
Net Assets at end of period (000’s)	$98,082		$155,147	$256,088	$349,383
Portfolio turnover (%)(7)	179	(4)	1,048	338	416	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 10 ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
			2023	2022
Net Asset Value, beginning of period	$22.17		$23.93	$26.20	$25.02
Investment Activities
Net investment income (loss)(2)	0.24		0.30	0.30	0.22
Net realized and unrealized gain (loss)	(0.37)		(1.68)	(2.25)	1.09
Total from investment activities	(0.13)		(1.38)	(1.95)	1.31
Distributions to shareholders from:
Net investment income	(0.19)		(0.38)	(0.32)	(0.13)
Total distributions	(0.19)		(0.38)	(0.32)	(0.13)
Net Asset Value, end of period	$21.85		$22.17	$23.93	$26.20
Total Return (%)	(0.62	)(3)	(5.78)	(7.58)	5.27	(3)
Total Return at Market Price (%)	(0.69	)(3)	(5.70)	(7.54)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.62	(5)	0.55	0.58	0.54	(5)
Net investment income (loss) (%)	2.14	(5)	1.31	1.13	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$295,481		$461,724	$782,042	$660,816
Portfolio turnover (%)(6)	170	(3)	1,068	319	451	(3)
Cabana Target Drawdown 13 ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
			2023	2022
Net Asset Value, beginning of period	$21.49		$23.24	$27.06	$25.03
Investment Activities
Net investment income (loss)(2)	0.21		0.29	0.19	0.18
Net realized and unrealized gain (loss)	(0.04	)(7)	(1.67)	(3.86)	2.00
Total from investment activities	0.17		(1.38)	(3.67)	2.18
Distributions to shareholders from:
Net investment income	(0.18)		(0.37)	(0.15)	(0.15)
Total distributions	(0.18)		(0.37)	(0.15)	(0.15)
Net Asset Value, end of period	$21.48		$21.49	$23.24	$27.06
Total Return (%)	0.78	(3)	(5.92)	(13.67)	8.74	(3)
Total Return at Market Price (%)	0.78	(3)	(5.81)	(13.75)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.61	(5)	0.56	0.58	0.54	(5)
Net investment income (loss) (%)	1.94	(5)	1.30	0.68	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$72,495		$135,916	$277,701	$243,544
Portfolio turnover (%)(6)	175	(3)	1,031	367	448	(3)

____________

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 16 ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
			2023	2022
Net Asset Value, beginning of period	$22.13		$23.54	$27.71	$25.03
Investment Activities
Net investment income (loss)(2)	0.20		0.28	0.16	0.21
Net realized and unrealized gain (loss)	(0.45)		(1.31)	(4.19)	2.64
Total from investment activities	(0.25)		(1.03)	(4.03)	2.85
Distributions to shareholders from:
Net investment income	(0.17)		(0.38)	(0.14)	(0.17)
Total distributions	(0.17)		(0.38)	(0.14)	(0.17)
Net Asset Value, end of period	$21.71		$22.13	$23.54	$27.71
Total Return (%)	(1.15	)(3)	(4.33)	(14.64)	11.47	(3)
Total Return at Market Price (%)	(1.10	)(3)	(4.46)	(14.52)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.62	(5)	0.56	0.58	0.54	(5)
Net investment income (loss) (%)	1.83	(5)	1.24	0.59	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$49,401		$95,732	$183,644	$124,700
Portfolio turnover (%)(6)	197	(3)	1,027	376	452	(3)
Cabana Target Leading Sector Aggressive ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$18.79		$19.97	$25.12
Investment Activities
Net investment income (loss)(2)	0.20		0.27	0.07
Net realized and unrealized gain (loss)	(0.58)		(1.26)	(5.19)
Total from investment activities	(0.38)		(0.99)	(5.12)
Distributions to shareholders from:
Net investment income	—		(0.19)	(0.03)
Total distributions	—		(0.19)	(0.03)
Net Asset Value, end of period	$18.41		$18.79	$19.97
Total Return (%)	(1.99	)(3)	(4.95)	(20.39	)(3)
Total Return at Market Price (%)	(2.08	)(3)	(4.82)	(20.49	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.65	(5)	0.59	0.59	(5)
Net investment income (loss) (%)	2.11	(5)	1.40	0.35	(5)
Supplemental Data
Net Assets at end of period (000’s)	$43,273		$82,193	$485,881
Portfolio turnover (%)(6)	213	(3)	1,495	491	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Leading Sector Conservative ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$19.26		$21.50	$25.05
Investment Activities
Net investment income (loss)(2)	0.23		0.31	0.10
Net realized and unrealized gain (loss)	(0.21)		(1.54)	(3.50)
Total from investment activities	0.02		(1.23)	(3.40)
Distributions to shareholders from:
Net investment income	—		(1.01)	(0.15)
Total distributions	—		(1.01)	(0.15)
Net Asset Value, end of period	$19.28		$19.26	$21.50
Total Return (%)	0.07	(3)	(5.81)	(13.66	)(3)
Total Return at Market Price (%)	0.16	(3)	(5.71)	(13.82	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.62	(5)	0.57	0.59	(5)
Net investment income (loss) (%)	2.40	(5)	1.47	0.52	(5)
Supplemental Data
Net Assets at end of period (000’s)	$26,990		$43,346	$48,384
Portfolio turnover (%)(6)	200	(3)	872	225	(3)
Cabana Target Leading Sector Moderate ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$20.25		$21.83	$25.09
Investment Activities
Net investment income (loss)(2)	0.21		0.29	0.11
Net realized and unrealized gain (loss)	(0.71)		(1.23)	(3.21	)(7)
Total from investment activities	(0.50)		(0.94)	(3.10)
Distributions to shareholders from:
Net investment income	—		(0.64)	(0.16)
Total distributions	—		(0.64)	(0.16)
Net Asset Value, end of period	$19.75		$20.25	$21.83
Total Return (%)	(2.50	)(3)	(4.27)	(12.51	)(3)
Total Return at Market Price (%)	(2.57	)(3)	(4.18)	(12.64	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.63	(5)	0.59	0.59	(5)
Net investment income (loss) (%)	2.07	(5)	1.40	0.53	(5)
Supplemental Data
Net Assets at end of period (000’s)	$105,644		$170,126	$72,025
Portfolio turnover (%)(6)	194	(3)	1,003	231	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2023 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Drawdown 5 ETF

Cabana Target Drawdown 7 ETF

Cabana Target Drawdown 10 ETF

Cabana Target Drawdown 13 ETF

Cabana Target Drawdown 16 ETF

Cabana Target Leading Sector Aggressive ETF

Cabana Target Leading Sector Conservative ETF

Cabana Target Leading Sector Moderate ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each seek to provide long-term growth within a targeted risk parameter and seek to achieve their investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Aggressive ETF, The Cabana Target Leading Sector Conservative ETF, and The Cabana Target Leading Sector Moderate ETF each seek to provide long-term growth and seek to achieve their investment objective primarily by allocating their assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

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(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1 – Quoted prices in active markets for identical assets.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

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The following is a summary of the valuations as of October 31, 2023 for each Fund based upon the three levels defined above:

Cabana Target Drawdown 5 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$6,103,388	$—	$—	$6,103,388
Short-Term Investments	34,394	—	—	34,394
Total	$6,137,782	$—	$—	$6,137,782
Cabana Target Drawdown 7 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$97,007,633	$—	$—	$97,007,633
Short-Term Investments	1,126,790	—	—	1,126,790
Total	$98,134,423	$—	$—	$98,134,423
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$292,923,330	$—	$—	$292,923,330
Short-Term Investments	2,722,875	—	—	2,722,875
Total	$295,646,205	$—	$—	$295,646,205
Cabana Target Drawdown 13 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$71,898,807	$—	$—	$71,898,807
Short-Term Investments	637,039	—	—	637,039
Total	$72,535,846	$—	$—	$72,535,846
Cabana Target Drawdown 16 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$49,047,440	$—	$—	$49,047,440
Short-Term Investments	381,683	—	—	381,683
Total	$49,429,123	$—	$—	$49,429,123
Cabana Target Leading Sector Aggressive ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$42,616,457	$—	$—	$42,616,457
Short-Term Investments	678,982	—	—	678,982
Total	$43,295,439	$—	$—	$43,295,439
Cabana Target Leading Sector Conservative ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$26,545,160	$—	$—	$26,545,160
Short-Term Investments	459,050	—	—	459,050
Total	$27,004,210	$—	$—	$27,004,210
Cabana Target Leading Sector Moderate ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$104,249,785	$—	$—	$104,249,785
Short-Term Investments	1,458,125	—	—	1,458,125
Total	$105,707,910	$—	$—	$105,707,910

(a)  See Schedule of Investments for additional detailed categorizations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Cabana Target Drawdown 5 ETF pays out dividends from its net investment income at least monthly and distributes its net capital gains, if any, at least annually. The Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF, each distribute their net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average daily net assets.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, began providing services to each Fund. ETC Platform Services administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

Effective September 1, 2023, the Adviser has contractually agreed to waive its fee and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of a Fund’s average daily net assets through at least August 31, 2024. The Expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon sixty days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Prior to September 1, 2023, the Adviser had contractually agreed to waive its fee and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses but including acquired fund fees and expenses) from exceeding 0.69% of a Fund’s average daily net assets.

For the period ended October 31, 2023, the Adviser waived fees and/or reimbursed expenses, as applicable, as follows:

Fund	Expenses Waived
Cabana Target Drawdown 5 ETF	$15,254
Cabana Target Drawdown 7 ETF	112,046
Cabana Target Drawdown 10 ETF	342,626
Cabana Target Drawdown 13 ETF	95,476
Cabana Target Drawdown 16 ETF	63,360
Cabana Target Leading Sector Aggressive ETF	46,784
Cabana Target Leading Sector Conservative ETF	31,517
Cabana Target Leading Sector Moderate ETF	118,480

The above waived amounts are not subject to recoupment.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

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(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly, at an annual rate of 0.735% on first $2 billion in assets, 0.745% on the next $3 billion in assets, 0.755% on the next $5 billion in assets, and 0.76% on assets greater than $10 billion. Assets of each of the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF, shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$29,161,144	$29,242,161
Cabana Target Drawdown 7 ETF	217,282,902	217,956,323
Cabana Target Drawdown 10 ETF	633,335,678	633,239,070
Cabana Target Drawdown 13 ETF	177,673,175	177,655,716
Cabana Target Drawdown 16 ETF	137,974,730	137,664,686
Cabana Target Leading Sector Aggressive ETF	127,805,964	127,550,369
Cabana Target Leading Sector Conservative ETF	69,428,425	69,304,866
Cabana Target Leading Sector Moderate ETF	264,020,346	263,183,263

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

Purchases and sales of in-kind transactions for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$—	$15,913,736
Cabana Target Drawdown 7 ETF	3,588,624	58,105,960
Cabana Target Drawdown 10 ETF	6,117,690	165,332,914
Cabana Target Drawdown 13 ETF	—	63,140,812
Cabana Target Drawdown 16 ETF	—	44,767,165
Cabana Target Leading Sector Aggressive ETF	—	37,375,103
Cabana Target Leading Sector Conservative ETF	—	16,282,037
Cabana Target Leading Sector Moderate ETF	—	60,151,355

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. Market risk, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Different types of investments may go through cycles of out-performance and under-performance in comparison to the general financial markets. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk (Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF only). As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by that Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

As of the tax year ended April 30, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Cabana Target Drawdown 5 ETF	$41,758	$(8,764,534)	$40,759	$(8,682,017)
Cabana Target Drawdown 7 ETF	425,845	(83,686,759)	490,981	(82,769,933)
Cabana Target Drawdown 10 ETF	—	(222,455,142)	1,804,272	(220,650,870)
Cabana Target Drawdown 13 ETF	—	(112,636,380)	732,258	(111,904,122)
Cabana Target Drawdown 16 ETF	—	(64,055,000)	510,315	(63,544,685)
Cabana Target Leading Sector Aggressive ETF	263,849	(168,282,986)	159,995	(167,859,142)
Cabana Target Leading Sector Conservative ETF	147,677	(24,352,832)	107,453	(24,097,702)
Cabana Target Leading Sector Moderate ETF	108,487	(25,160,363)	591,792	(24,460,084)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

At October 31, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cabana Target Drawdown 5 ETF	$6,123,550	$14,232	$—	$14,232
Cabana Target Drawdown 7 ETF	97,831,549	302,874	—	302,874
Cabana Target Drawdown 10 ETF	294,956,928	689,277	—	689,277
Cabana Target Drawdown 13 ETF	72,368,142	167,704	—	167,704
Cabana Target Drawdown 16 ETF	49,313,942	115,181	—	115,181
Cabana Target Leading Sector Aggressive ETF	43,176,654	118,785	—	118,785
Cabana Target Leading Sector Conservative ETF	26,924,098	80,112	—	80,112
Cabana Target Leading Sector Moderate ETF	105,426,614	281,296	—	281,296

As of the tax year ended April 30, 2023, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 5 ETF	$8,764,534	$—	$8,764,534
Cabana Target Drawdown 7 ETF	83,686,759	—	83,686,759
Cabana Target Drawdown 10 ETF	222,455,142	—	222,455,142
Cabana Target Drawdown 13 ETF	112,636,380	—	112,636,380
Cabana Target Drawdown 16 ETF	64,055,000	—	64,055,000
Cabana Target Leading Sector Aggressive ETF	168,282,986	—	168,282,986
Cabana Target Leading Sector Conservative ETF	24,352,832	—	24,352,832
Cabana Target Leading Sector Moderate ETF	25,160,363	—	25,160,363

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Securities Lending

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than American Depositary Receipts (ADRs)). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in short-term investments by the Lending Agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Investments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2023 (Unaudited)

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits each Fund, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

The value of loaned securities and related collateral outstanding are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2023, there were no securities on loan.

Note 9 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 10 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On October 18, 2023, the Board approved the liquidation of the Cabana Target Drawdown 5 ETF. The Fund liquidated on November 17, 2023.

On November 8, 2023, the Board approved certain changes and mergers for the Funds. Effective on or about January 5, 2024, the Fund’s name and investment objective will change as follows:

	Current	New
Name	Cabana Target Drawdown 7 ETF	Cabana Target Beta ETF
Investment Objective	The Fund seeks to provide long-term growth within a targeted risk parameter.	The Fund seeks to provide long-term growth.

The Board approved the reorganization of the Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF into the Cabana Target Drawdown 10 ETF, another series of the Trust. In addition, the Board has approved the reorganization of the Cabana Target Leading Sector Aggressive ETF and Cabana Target Leading Sector Conservative ETF into the Cabana Target Leading Sector Moderate ETF, another series of the Trust.

The reorganizations will occur by transferring all of the assets of the acquired funds to the applicable acquiring funds in exchange for shares of the acquiring funds and the assumption of all the liabilities by the acquiring funds. As a result, shareholders of each acquired fund will become shareholders of the acquiring fund and will receive shares of the acquiring fund with a value equal to the aggregate net asset value of their shares of the applicable acquiring fund held immediately prior to the reorganization. The proposed reorganizations are expected to be tax-free transactions for federal income tax purposes. If the closing conditions are satisfied, the reorganizations are expected to occur on or around January 5, 2024.

Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2023 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	October 31, 2023 (Unaudited)
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period(1)
Cabana Target Drawdown 5 ETF
Actual Performance	$1,000.00	$999.20	0.61%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.61%	$3.10
Cabana Target Drawdown 7 ETF
Actual Performance	$1,000.00	$998.40	0.62%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.62%	$3.15
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$993.80	0.62%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.62%	$3.15
Cabana Target Drawdown 13 ETF
Actual Performance	$1,000.00	$1,007.80	0.61%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.61%	$3.10
Cabana Target Drawdown 16 ETF
Actual Performance	$1,000.00	$988.50	0.62%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.62%	$3.15
Cabana Target Leading Sector Aggressive ETF
Actual Performance	$1,000.00	$980.10	0.65%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
Cabana Target Leading Sector Conservative ETF
Actual Performance	$1,000.00	$1,000.70	0.62%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.62%	$3.15
Cabana Target Leading Sector Moderate ETF
Actual Performance	$1,000.00	$975.00	0.63%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS	October 31, 2023 (Unaudited)

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Cabana Target Drawdown 5 ETF (“TDSA”), Cabana Target Drawdown 7 ETF (“TDSB”), Cabana Target Drawdown 10 ETF (“TDSC”), Cabana Target Drawdown 13 ETF (“TDSD”), Cabana Target Drawdown 16 ETF (“TDSE”), Cabana Target Leading Sector Aggressive ETF (“CLSA”), Cabana Target Leading Sector Conservative ETF (“CLSC”) and Cabana Target Leading Sector Moderate ETF (“CLSM”) (each, a “Fund” and collectively, the “Funds”):

•      the investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•      the sub-advisory agreement between ETC and Cabana LLC (“Cabana”) pursuant to which Cabana provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved by a vote of (i) the Trustees or the shareholders of each Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Cabana are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Cabana, and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, the Board was provided overviews of each of ETC’s and Cabana’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Cabana. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Cabana to each Fund; (ii) each Fund’s performance; (iii) ETC’s and Cabana’s costs of and profits realized from providing advisory and sub-advisory services to each Fund, including any fall-out benefits enjoyed by ETC and Cabana or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services.   With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s and Cabana’s specific responsibilities in all aspects of day-to-day management of each Fund.

The Board considered that beyond portfolio management, ETC’s responsibilities, including through its affiliates, include overseeing the activities of Cabana, including regular review of Cabana’s performance and compliance functions; trading portfolio securities and other investment instruments on behalf of each Fund based on instructions from Cabana; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds, and (ii) subject to the supervision of ETC and oversight of the Board, Cabana’s responsibilities include developing, implementing, and maintaining each Fund’s investment program; providing security selection instructions to ETC; overseeing general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	October 31, 2023 (Unaudited)

Funds. The Board noted that it had been provided with ETC’s and Cabana’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Cabana’s investment personnel, the quality of ETC’s and Cabana’s compliance infrastructures, including Cabana’s recently appointed Chief Compliance Officer, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Cabana’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also considered other services provided to the Funds by ETC, including through its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Funds under the Agreements supported the Board’s approval of the continuance of the Agreements, respectively, for the coming year.

Performance.   The Board reviewed the performance of each of the other Funds in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2023. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

Cabana Target Drawdown 5 ETF (TDSA)

The Board found that TDSA underperformed both the mean and median for the June 30, 2023 year-to-date and 1 year periods (annualized) relative to its Peer Group. The Fund’s performance for the 2022 calendar year period underperformed the mean and median but was within the range of the Peer Group. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Conservative Index) for the one-year period ended June 30, 2023 and since inception.

Cabana Target Drawdown 7 ETF (TDSB)

The Board found that TDSB underperformed both the mean and median for the June 30, 2023 year-to-date and 1 year periods (annualized) relative to its Peer Group. The Fund’s performance for the 2022 calendar year period underperformed the mean and median but was approximate to the mean and therefore within the range of others in the Peer Group. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Moderate Index) for the one-year period ended June 30, 2023 and since inception.

Cabana Target Drawdown 10 ETF (TDSC)

The Board found that TDSC underperformed both the mean and median for the June 30, 2023 year-to-date and 1 year periods (annualized) relative to its Peer Group. The Fund’s performance for the 2022 calendar year period underperformed the mean and median but was within the range of others in the Peer Group. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Moderate Index) for the one-year period ended June 30, 2023 and since inception.

Cabana Target Drawdown 13 ETF (TDSD)

The Board found that TDSD outperformed both the mean and performed at the median for the June 30, 2023 year-to-date period, but underperformed each for the 1 year period (annualized) relative to its Peer Group. The Fund’s performance for the 2022

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	October 31, 2023 (Unaudited)

calendar year period underperformed the mean and median. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Growth Index) for the one-year period ended June 30, 2023 and since inception.

Cabana Target Drawdown 16 ETF (TDSE)

The Board found that TDSE underperformed both the mean and median for the June 30, 2023 year-to-date and 1 year periods (annualized) relative to its Peer Group. The Fund’s performance for the 2022 calendar year period underperformed the mean and median. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Aggressive Index) for the one-year period ended June 30, 2023 and since inception.

Cabana Target Leading Sector Aggressive ETF (CLSA)

The Board found that CLSA underperformed both the mean and median for the June 30, 2023 year-to-date and 1 year periods (annualized) relative to its Peer Group. The Fund’s performance for the 2022 calendar year period underperformed the mean and median but was not the lowest of the Peer Group. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Aggressive Index) for the one-year period ended June 30, 2023 and since inception.

Cabana Target Leading Sector Conservative ETF (CLSC)

The Board found that CLSC underperformed both the mean and median for the June 30, 2023 year-to-date and 1 year periods (annualized) relative to its Peer Group. The Fund’s performance for the 2022 calendar year period underperformed the mean and median and was the lowest of the Peer Group. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Conservative Index) for the one-year period ended June 30, 2023 and since inception.

Cabana Target Leading Sector Moderate ETF (CLSM)

The Board found that CSLM underperformed both the mean and median for the June 30, 2023 year-to-date and 1 year periods (annualized) relative to its Peer Group. The Fund’s performance for the 2022 calendar year period underperformed the mean and median but was not the lowest of the Peer Group. The Fund’s performance also underperformed its benchmark index (S&P Target Risk Aggressive Index) for the one-year period ended June 30, 2023 and since inception.

The Board considered ETC’s observation that with the exception of TDSD, each Fund has demonstrated certain levels of underperformance relative to each Fund’s peer group and benchmark index, however, except for CLSC, in no case were the Funds the worst performing funds on a sustained basis and in most instances were within the range of their peers. The investment objective of each of the Target Drawdown Funds is to provide long-term growth within a targeted risk parameter and the objective of each Leading Sector Fund is to provide long-term growth. The Adviser also takes into account the short operating history of each of the Funds and the volatility that was a feature of the 2022 calendar year. Consequently, the Funds have not been in operation long enough to demonstrate whether they are meeting their objective with respect to long-term growth. The Board further considered ETC’s representation that it has continued to monitor the performance of the Funds, including with respect to the Target Drawdown Funds’ objective of a targeted risk parameter for each Fund, and has been in contact with Cabana during the annual period regarding proposals and options to remediate the current trend, and that Cabana has reported to the Board on certain adjustments it has made to its investment strategies, and others it has proposed, to do so.

Based on the information presented, the Adviser believes that the performance of Cabana is satisfactory for the period with respect to each of the Cabana ETFs. The Board noted that based on the experience of Cabana and with oversight by ETC, that each of ETC and Cabana are expected to continue to provide satisfactory performance for the Fund and its shareholders.

Cost of Advisory Services and Profitability.   The Board reviewed the advisory fee paid by each Fund to ETC and the sub-advisory fee paid by ETC to Cabana under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in each

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	October 31, 2023 (Unaudited)

Fund’s peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds, noting that, unlike most ETFs, the Funds’ advisory fee was not structured as a unitary fee, and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that the advisory fee for each of TDSA, TDSB, TDSC, TDSD, and TDSE was below the median of advisory fees paid by its peer funds. The Board also found that CLSA’s advisory fee was less than the other actively managed ETF in its peer group, and below the median of advisory fees paid by all peer funds; and each of CLSC’s and CLSM’s advisory fee was below the median of advisory fees paid by peer funds and in the midrange of its ETF peers. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds. The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for each Fund to ensure that the total operating expenses of each Fund do not exceed 0.69% of average Fund net assets (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses). The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest. The Board noted that, under the Agreements, ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources and that, while Cabana has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board also considered that, under each Fund’s investment strategy, the Fund invests in other investment companies, which causes the Fund to indirectly bear the operating expenses of those other investment companies. With respect to the assets of the Funds invested in underlying investment companies, the Board determined that each Fund’s advisory fee is based on services that ETC and Cabana provide to the Fund that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board considered that the sub-advisory fees are paid by ETC, not the Funds, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and Cabana. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Cabana given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Cabana in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Cabana from its relationship with the Funds, and reviewed profitability information from ETC and Cabana. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale.   The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion.   No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management
220 S. School Ave.
Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/29/2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	12/29/2023